The Hartford Balanced Income Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.74%	5.29%	6.85%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%	10.53%
Bloomberg US Corporate Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.77%	(0.09%)	3.27%
JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.38%	(0.82%)	2.66%
Bloomberg US High Yield - 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	4.50%	6.52%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	14.59%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.62%	1.65%	4.36%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.87%	2.19%	4.25%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.67%	3.66%	6.06%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.87%	4.03%	5.86%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.01%	5.09%	6.92%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.34%	4.44%	6.28%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.75%	4.76%	6.60%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.98%	5.05%	6.90%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.09%	5.17%	7.01%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.04%	5.05%	6.92%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.19%	5.17%	7.01%

[1]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of Class F has not been adjusted to reflect the operating expenses of Class F.